NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended
	Mar. 18, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable, current			$ 171,669
2024 Toyota Corolla [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face amount	$ 33,620
Maturity date	Feb. 18, 2030
Bears fixed interest rate	5.99%
Debt instrument periodic payment	$ 467
Notes payable			24,849	0
Notes payable, current
2024 Directors and Officers Insurance Policy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument periodic payment		$ 24,000
Notes payable, current			$ 167,000	$ 0
Short-term financing		$ 260,000
Interest rate		6.70%